LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Current maturities		Rp (6,296)	Rp (5,209)
Long-term portion	$ 2,347	33,743	27,974
PT Sarana Multi Infrastruktur
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings		2,250	1,300
Unamortized debt issuance cost		(6)	(5)
Total loans and other borrowings		2,244	1,295
Current maturities		(294)	(99)
Long-term portion		Rp 1,950	Rp 1,196